Offerings - Offering: 1	Mar. 13, 2026 USD ($) shares
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock, $0.001 par per share
Amount Registered | shares	2,395,833
Proposed Maximum Offering Price per Unit	12.00
Maximum Aggregate Offering Price	$ 28,749,996.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,970.37
Offering Note	(1) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(a) under the Securities Act of 1933, as amended (the “Securities Act”).
(2) Includes 312,500 additional shares that the underwriters have the option to purchase to cover over-allotments, if any.
(3) Pursuant to Rule 416 under the Securities Act, the securities registered hereby include an indeterminate number of additional securities as may become issuable by reason of share splits, share dividends, recapitalizations or similar transactions from time to time.